OTHER NON-CURRENT LIABILITIES - THIRD PARTIES (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
OTHER NON-CURRENT LIABILITIES - THIRD PARTIES
Warranty provision		$ 11,957	$ 6,539
Nonrelated Party
OTHER NON-CURRENT LIABILITIES - THIRD PARTIES
Deposits from third parties		19,163	19,210		$ 15,824
Conditional and refundable government grants	[1]	77,173	77,654	[2]
Warranty provision		11,957	6,539
Total		$ 108,293	$ 103,403		$ 15,824

[1]	The Group was awarded grants from governments and conditional on the operation performance and tax contribution in certain specified regions in the next few years. The government grants have been received and recognized as other non-current liabilities, which will be released to government grants in the unaudited condensed consolidated statements of comprehensive loss when the conditions attached for operation performance and tax contribution are satisfied. As of June 30, 2024, the Group estimated that the conditions attached for operation performance and tax contribution would be not probable to be satisfied, thus the Group classify these liabilities as other non-current liabilities.
[2]	The Group was awarded grants from governments and conditional on the operation performance and tax contribution in certain specified regions in the next few years. The government grants have been received and recognized as other non-current liabilities, which will be released to government grants in the consolidated and combined statements of comprehensive loss when the conditions attached for operation performance and tax contribution are satisfied. As of December 31, 2023, the Group estimated that the conditions attached for operation performance and tax contribution would be not probable to be satisfied, thus the Group classify these liabilities as other non-current liabilities.